STATEMENTS OF ASSETS AND LIABILITIES (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
U.S. Government securities, at fair value (amortized cost)		$ 17,650,000
Due from brokers	16,139,431	46,453,083
Due from affiliate	187
Unrealized appreciation on open forward contracts	299,598	372,011
Futures contracts sold	314,602	923,781
Futures contracts purchased	906,553	114,873
Cash	18,965,187	989,356
Total assets	36,625,558	66,503,104
LIABILITIES
Unrealized depreciation on open forward contracts	176,689	243,000
Subscriptions received in advance		154,700
Redemptions payable	1,908,427	2,046,267
Management fee payable	56,206	213,322
Fees payable	69,938	416,117
Total liabilities	2,211,260	3,073,406
NET ASSETS	34,414,298	63,429,698
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)		8,300,000
Due from brokers	7,148,002	22,845,252
Due from affiliate	187
Unrealized appreciation on open forward contracts	89,246	129,634
Futures contracts sold	123,836	349,440
Futures contracts purchased	309,618	42,325
Cash	10,113,907	333,206
Total assets	17,784,796	31,999,857
LIABILITIES
Unrealized depreciation on open forward contracts	62,254	87,311
Subscriptions received in advance		64,000
Redemptions payable	1,102,466	674,637
Management fee payable	27,320	101,476
Fees payable	35,420	194,547
Total liabilities	1,227,460	1,121,971
NET ASSETS	16,557,336	30,877,886
Number of Units	14,646.201	23,634.331
Net asset value per Unit	$ 1,130.49	$ 1,306.48
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)		9,350,000
Due from brokers	8,991,429	23,607,831
Unrealized appreciation on open forward contracts	210,352	242,377
Futures contracts sold	190,766	574,341
Futures contracts purchased	596,935	72,548
Cash	8,851,280	656,150
Total assets	18,840,762	34,503,247
LIABILITIES
Unrealized depreciation on open forward contracts	114,435	155,689
Subscriptions received in advance		90,700
Redemptions payable	805,961	1,371,630
Management fee payable	28,886	111,846
Fees payable	34,518	221,570
Total liabilities	983,800	1,951,435
NET ASSETS	$ 17,856,962	$ 32,551,812
Number of Units	15,682.537	23,394.345
Net asset value per Unit	$ 1,138.65	$ 1,391.44